Trade and other receivables, and prepayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Trade and other current receivables, and prepayments [Abstract]
Trade receivables - non-related parties	$ 389,384	$ 323,175
Contract assets - non-related parties	118,460	80,838
Less: Allowance made for trade receivables and contract assets -non-related parties	0	0
Trade receivables - net	507,844	404,013
Prepayments	21,274	16,159
Other receivables - non-related parties	60,592	83,664
Trade and other current receivables	589,710	$ 503,836
Impairment losses recognised on contract assets	$ 0